Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - CAD ($)	Class A common shares	Contributed Surplus	Equity portion of convertible debentures	Deficit	Total
Beginning balance at Dec. 31, 2018	$ 42,863,456	$ 6,795,274	$ 401,760	$ (51,066,540)	$ (1,006,050)
Beginning balance (in shares) at Dec. 31, 2018	133,501,051
Shares issued upon public issuance and private placement [note 19]	$ 3,722,472				3,722,472
Shares issued upon public issuance and private placements [note 19] (In shares)	6,418,400
Share issuance cost	$ (106,395)				(106,395)
Shares issued upon exercise of stock options [note 19]	$ 593,710	(287,350)			306,360
Shares issued upon exercise of options	1,384,000
Share-based payments		171,806			171,806
Net earnings and comprehensive earnings				(9,171,116)	(9,171,116)
Ending balance at Dec. 31, 2019	$ 47,073,243	6,679,730	401,760	(60,237,656)	(6,082,923)
Ending balance (in shares) at Dec. 31, 2019	141,303,451
Shares issued upon public issuance and private placement [note 19]	$ 12,076,380				12,076,380
Shares issued upon public issuance and private placements [note 19] (In shares)	3,354,550
Share issuance cost	$ (1,640,052)				(1,640,052)
Shares issued upon exercise of stock options [note 19]	$ 1,244,207	(484,807)			759,400
Shares issued upon exercise of options	2,118,000
Shares issued upon exercise of share purchase warrants [note 19]	$ 5,623,323				5,623,323
Shares issued upon exercise of warrants	7,060,617
Issuance of convertible loan - equity component [note 19]			98,422		98,422
Conversion of loan into shares [note 19]	$ 925,982		(98,422)		827,560
Conversion of loan into shares (in shares)	3,225,000
Conversion of debentures into shares [note 19]	$ 3,073,356		(360,981)		2,712,375
Conversion of debentures into shares [note 19] (in shares)	3,369,375
Share redemptions for cancellation [note 19]	$ (426,370)			(538,021)	(964,391)
Share redemptions for cancellation [note 19] (in shares)	(1,285,000)
Equity component of convertible debentures [note 19]		40,779	$ (40,779)
Share-based payments		4,244,608			4,244,608
Net earnings and comprehensive earnings				41,768,404	41,768,404
Ending balance at Dec. 31, 2020	$ 67,950,069	$ 10,480,310		$ (19,007,273)	$ 59,423,106
Ending balance (in shares) at Dec. 31, 2020	159,145,993